Components of Income Tax Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of income before income tax expense:
Domestic	$ 488,515	$ 369,888	$ 328,052
Foreign	8,373	23,041	24,424
Income before income taxes and equity in income of equity investments	$ 496,888	$ 392,929	$ 352,476